Prepayments and other assets - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Prepayment and other assets
Balance at the beginning of the year	¥ 31,694	¥ 4,997
Provision (Reversal) for the year/period	(25,061)	26,697
Balance at the end of the year/period	¥ 6,633	¥ 31,694